Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jul. 02, 2019
Leases [Abstract]
Right-of-use assets, net	$ 5,308,717	$ 5,123,898	$ 51,000,000
Operating lease liabilities - current	164,694	172,716
Operating lease liabilities - non-current	1,197,195	1,200,299
Total operating lease liabilities	$ 1,361,889	$ 1,373,015	$ 1,400,000